SHORT-TERM BANK CREDIT	12 Months Ended
Dec. 31, 2011
SHORT-TERM BANK CREDIT [Abstract]
SHORT-TERM BANK CREDIT
NOTE 8:-	SHORT-TERM BANK CREDIT

a.	Classified by currency, linkage terms and interest rates:

	Interest rate		December 31,
	2010	2011	2010	2011
	%

In or linked to NIS	5.5	4.69	$9,327	$5,264
In or linked to Euro	-	8.36	-	93

			$9,327	$5,357
Weighted average interest rates at the end of the year	5.5	4.75

b.	Credit lines:

	December 31,
	2010	2011

Short-term bank credit	$9,327	$5,357
Long-term bank credit	553	71
Performance guarantees	7,246	8,491

	17,126	13,919

Unutilized credit lines	5,173	10,762

Total authorized credit lines	$22,299	$24,681

c.
The Company's Canadian subsidiary has undertaken to maintain general covenants and the following financial ratios and terms in respect of its outstanding credit lines: a quick ratio of not less than 1.25:1; a ratio of total liabilities to tangible net worth of not greater than 0.75:1; and tangible net worth of at least $10,000. As of December 31, 2011, the Company's subsidiary was in compliance with the ratios and terms.

d.	For charges, see Note 11g.